Equity (Details) - Schedule of shareholder's composition - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	101,017,081,114	101,017,081,114
% of Equity Holding (in percentage)	100.00%	100.00%
LQ Inversiones Financieras S.A. [Member]
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	46,815,289,329	46,815,289,329
% of Equity Holding (in percentage)	46.34%	46.34%
Banchile Corredores De Bolsa S.A [Member]
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	5,745,082,033	6,119,467,747
% of Equity Holding (in percentage)	5.69%	6.06%
Inversiones LQ-SM Limitada [Member]
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	4,854,988,014	4,854,988,014
% of Equity Holding (in percentage)	4.81%	4.81%
Other Minority Shareholders [Member]
Equity (Details) - Schedule of shareholder's composition [Line Items]
Number of shares	43,601,721,738	43,227,336,024
% of Equity Holding (in percentage)	43.16%	42.79%